Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

November 30, 2013

Dates Covered
Collections Period	11/01/13 - 11/30/13
Interest Accrual Period	11/15/13 - 12/15/13
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/13	492,551,013.22	31,246
Yield Supplement Overcollateralization Amount at 10/31/13	6,354,494.50	0

Receivables Balance at 10/31/13	498,905,507.72	31,246
Principal Payments	20,341,007.35	859
Defaulted Receivables	780,715.32	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/13	5,933,435.98	0

Pool Balance at 11/30/13	471,850,349.07	30,345

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	7,559,446.69	524
Past Due 61-90 days	2,130,198.22	124
Past Due 91 + days	427,009.87	33

Total	10,116,654.78	681

Total 31+ Delinquent as % Ending Pool Balance	2.14%

Recoveries	637,091.39

Aggregate Net Losses/(Gains) - November 2013	143,623.93

Overcollateralization Target Amount	21,233,265.71
Actual Overcollateralization	21,233,265.71

Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	4.94%
Weighted Average Remaining Term	44.31

Flow of Funds	$ Amount

Collections	22,533,721.76
Advances	1,042.06
Investment Earnings on Cash Accounts	640.97
Servicing Fee	(415,754.59)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	22,119,650.20

Distributions of Available Funds
(1) Class A Interest	256,435.95
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,769,134.27
(7) Distribution to Certificateholders	2,070,562.81
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	22,119,650.20

Servicing Fee	415,754.59
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 11/15/13	470,386,217.63
Principal Paid	19,769,134.27
Note Balance @ 12/16/13	450,617,083.36

Class A-1
Note Balance @ 11/15/13	0.00
Principal Paid	0.00
Note Balance @ 12/16/13	0.00
Note Factor @ 12/16/13	0.0000000%

Class A-2
Note Balance @ 11/15/13	66,776,217.63
Principal Paid	19,769,134.27
Note Balance @ 12/16/13	47,007,083.36
Note Factor @ 12/16/13	15.1733645%

Class A-3
Note Balance @ 11/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	257,000,000.00
Note Factor @ 12/16/13	100.0000000%

Class A-4
Note Balance @ 11/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	127,670,000.00
Note Factor @ 12/16/13	100.0000000%

Class B
Note Balance @ 11/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 12/16/13	18,940,000.00
Note Factor @ 12/16/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	279,953.12
Total Principal Paid	19,769,134.27

Total Paid	20,049,087.39

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	28,936.36
Principal Paid	19,769,134.27

Total Paid to A-2 Holders	19,798,070.63

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3098849
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8827933
Total Distribution Amount	22.1926782

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0934034
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.8125703
Total A-2 Distribution Amount	63.9059737

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 10/31/13	96,022.05
Balance as of 11/30/13	97,064.11
Change	1,042.06

Reserve Account
Balance as of 11/15/13	2,310,518.58
Investment Earnings	60.26
Investment Earnings Paid	(60.26)
Deposit/(Withdrawal)	—
Balance as of 12/16/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58